CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets
Cash and cash equivalents	¥ 12,963	$ 1,992	¥ 13,343
Restricted cash	56,501	8,684	73,421
Accounts and bills receivable, net	20,123	3,093	29,453
Inventories	24,578	3,778	25,153
Advance to suppliers	3,898	599	6,043
Prepayments and other receivables	1,404	216	6,489
Deferred tax assets - current	1,288	198	1,199
Total current assets	120,755	18,560	155,101
Property, plant and equipment, net	371,058	57,031	410,654
Construction in progress	366	56	431
Lease prepayments, net	16,830	2,587	17,358
Advance to suppliers - long term, net	1,570	241	1,861
Deferred tax assets - non current	6,901	1,061	8,032
Total assets	517,480	79,536	593,437
Current liabilities
Short-term borrowings	50,000	7,685	60,000
Long-term loan, current portion	0	0	3,300
Due to related parties	151,074	23,220	131,747
Accounts payables	17,470	2,685	20,581
Notes payable	67,900	10,436	100,888
Advance from customers	1,976	304	3,509
Accrued expenses and other payables	5,268	810	5,204
Obligations under capital leases-current	0	0	0
Total current liabilities	293,688	45,140	325,229
Deferred tax liabilities	2,763	425	2,997
Total liabilities	296,451	45,565	328,226
Shareholders' equity
Registered capital(of US$0.519008 par value; 5,000,000 shares authorized; 3,265,837 issued and outstanding)	13,323	2,048	13,323
Additional paid-in capital	311,907	47,939	311,907
Statutory reserve	37,441	5,755	37,441
Retained earnings	(144,508)	(22,210)	(98,505)
Cumulative translation adjustment	2,866	439	1,045
Total shareholders’ equity	221,029	33,971	265,211
Total equity	221,029	33,971	265,211
Total liabilities and equity	¥ 517,480	$ 79,536	¥ 593,437